Stralem Fund
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                                                                 FILED VIA EDGAR
                                                                 ---------------

May 1, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   Stralem Fund
            File Nos. 811-01920; 002-34277
            Post-Effective Amendment No. 57 on Form N-1A

Ladies and Gentlemen:

      On behalf of Stralem Fund (the "Trust"), attached for filing is Post-Effective Amendment No. 57 (the "Amendment") to the Trust's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

      The Amendment, which is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, is for the purpose of establishing a new class of shares for the Stralem Equity Fund -- Adviser Class shares. Additionally, all shareholder accounts existing prior to the effective date of the Adviser Class shares will be designated Institutional Class shareholders.

      To assist in the review of this Amendment, we have listed all the sections of the Prospectus and SAI that have been updated:

PROSPECTUS

      1.    We  added  an  "Introduction   Section"  at  the  beginning  of  the
            Prospectus;
      2. We updated the "Performance of the Fund", "Fees and Expenses", "Expense Example" and "Financial Highlights" sections for the Adviser Class;
      3. We updated the "Shareholder Information" section of the prospectus in the following subsections: Investment Minimums; How to Purchase Shares; and How to Redeem Shares; and
      4.    We added new disclosure under the subsection Distribution Fees.

SAI

      1. We added disclosure about the two classes of shares to the section "Organization and History";

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      2.    We updated the "Principal Holders of Securities" section as of April
            27, 2009;
      3. We added disclosure to the "Investment Advisory and Other Services" section to disclose the expense limitation arrangement between the Trust and the investment adviser;
      4. We added a section titled "Distribution Fees" which discusses the Trust's Rule 12b-1 Plan;
      5. We added discussion regarding the two classes of shares to the section "Additional Information on Purchase, Redemption and Pricing of Shares"; and
      6.    We added an updated copy of the Trust's Proxy Voting Policies.

      Please contact the undersigned at 513/587-3406 if you have any questions concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary